UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BBIF Money Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Money LLC	$6,008,529,466

Total Investments (Cost - $6,008,529,466) – 100.0%	6,008,529,466
Liabilities in Excess of Other Assets – (0.0)%	(695,206)

Net Assets – 100.0%	$6,007,834,260

BlackRock BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $6,008,529,466 and 51.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2010, the Fund’s investment in the Master LLC was classified as Level 2.

BBIF MONEY FUND	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value

Yankee – 27.0%
BNP Paribas SA, NY:
0.46%, 2/18/11	$150,000	$150,000,000
0.28%, 5/04/11	75,000	75,000,000
0.39%, 5/05/11	125,000	125,000,000
Bank of Montreal, Chicago, 0.31%, 8/29/11 (b)	53,000	53,000,000
Bank of Nova Scotia, Houston, 0.24%, 2/22/11	100,000	99,999,265
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.30%, 3/14/11	100,000	100,000,000
Barclays Bank Plc, NY:
0.42%, 2/18/11	115,000	115,000,000
0.38%, 5/19/11	125,000	125,000,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 1/31/11 (b)	150,000	150,000,000
Commonwealth Bank of Australia, 0.49%, 1/14/11	38,000	38,002,359
Credit Agricole CIB, NY, 0.32%, 2/14/11 (b)	199,400	199,400,000
Credit Industriel et Commercial, NY:
0.35%, 2/22/11	75,000	75,000,000
0.40%, 3/18/11	25,000	25,000,000
Dexia Credit Local, NY, 1.69%, 1/18/11 (c)	238,500	238,500,000
Fortis Bank SA/NV, NY, 0.33%, 2/15/11	100,000	99,999,362
KBC Bank NV, NY, 0.48%, 1/28/11	150,000	150,000,000
Lloyd’s TSB Bank Plc, NY, 0.42%, 5/12/11	80,000	80,000,000
Rabobank Nederland NV, NY:
0.27%, 1/10/11 (b)	80,500	80,500,000
0.26%, 1/13/11 (b)	130,000	130,000,000
0.57%, 1/18/11	80,500	80,500,000
Royal Bank of Canada, NY, 0.37%, 10/14/11	94,600	94,600,000
Royal Bank of Scotland Plc, CT:
0.67%, 2/09/11 (c)	100,000	100,000,000
0.49%, 4/18/11	125,000	125,000,000
Societe Generale, NY:
0.39%, 2/03/11 (b)	100,000	100,000,000
0.41%, 4/21/11	200,000	200,000,000
Toronto-Dominion Bank, NY (b):
0.27%, 2/04/11	46,500	46,500,000
0.28%, 3/22/11	100,205	100,205,000

Certificates of Deposit (a) (concluded)	Par (000)	Value

Yankee (concluded)
Westpac Banking Corp., NY, 0.33%, 11/04/11 (b)	$196,700	$196,700,000

Total Certificates of Deposit - 27.0%		3,152,905,986

Commercial Paper

Amsterdam Funding Corp., 0.40%, 3/10/11 (d)	75,000	74,942,500
Argento Variable Funding Co. Ltd., 0.36%, 2/23/11 (d)	40,000	39,978,400
Atlantis One Funding Corp., 0.30%, 4/04/11 (d)	100,000	99,921,667
BNP Paribas Finance Inc., 0.49%, 2/11/11 (d)	100,000	99,942,833
BNZ International Funding Ltd., 0.31%, 2/04/11 (b)	122,000	122,001,183
BPCE SA, 0.35% - 0.42%, 3/10/11 (d)	176,800	176,665,565
CRC Funding LLC, 0.35%, 2/03/11 (d)	20,000	19,993,389
Cancara Asset Securitization LLC (d):
0.35%, 2/17/11	73,000	72,965,933
0.46%, 4/26/11	75,000	74,888,833
Clipper Receivables Co., LLC, 0.52%, 1/18/11 (d)	35,000	34,990,900
Commonwealth Bank of Australia, 0.31%, 10/06/11 (b)	97,000	96,991,497
Credit Agricole North America (d):
0.40%, 2/08/11	72,000	71,968,800
0.41%, 4/08/11	166,000	165,814,725
Fairway Finance Co., LLC, 0.27%, 3/03/11 (b)	66,000	66,000,000
Gotham Funding Corp., 0.27%, 1/12/11 (d)	71,245	71,238,588
Grampian Funding LLC, 0.32%, 2/04/11 (d)	47,000	46,985,378
ING (U.S.) Funding LLC (d):
0.23%, 1/07/11	14,000	13,999,374
0.30%, 3/03/11	125,000	124,935,417
MetLife Short Term Funding LLC, 0.34%, 2/28/11 (d)	100,000	99,944,278
NRW Bank (d):
0.40%, 2/03/11	122,200	122,154,412
0.39%, 2/15/11	187,000	186,908,006

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreement
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	DECEMBER 31, 2010	1

Master Money LLC (Percentages shown are based on Net Assets)
Schedule of Investments (continued)

Commercial Paper (concluded)	Par (000)	Value

Natixis U.S. Finance Company, LLC (d):
0.14%, 1/03/11	$62,000	$61,999,277
0.27%, 1/07/11	97,886	97,880,861
Nieuw Amsterdam Receivables Corp. (d):
0.37%, 1/07/11	24,200	24,198,259
0.30%, 1/14/11	25,000	24,997,083
0.30%, 1/28/11	175,000	174,959,166
Old Line Funding LLC (d):
0.37% - 0.58%, 1/20/11	85,000	84,981,361
0.26%, 2/22/11	75,000	74,971,292
Royal Bank of Scotland Plc, 0.49%, 4/19/11 (d)	100,000	99,851,639
Scaldis Capital LLC, 0.32%, 1/14/11 (d)	85,000	84,989,422
Societe Generale North America Inc., 0.11%, 1/03/11 (d)	74,273	74,272,319
Solitaire Funding LLC, 0.33%, 1/19/11 (d)	97,000	96,983,106
State Street Corp., 0.31%, 2/22/11 (d)	48,800	48,777,728
Thames Asset Global Securitization No. 1, Inc., 0.38%, 4/18/11 (d)	76,799	76,711,449

Total Commercial Paper - 24.9%		2,908,804,640

Corporate Notes

KBC Bank NV, NY, 1.72%, 2/01/11 (c)	109,255	109,255,000
Rabobank Nederland NV, 1.79%, 1/07/11 (c)(e)	213,400	213,400,000

Total Corporate Notes - 2.8%		322,655,000

Municipal Bonds

Arizona Health Facilities Authority, Refunding RB, VRDN, Banner Health, Series C (ScotiaBank LOC), 0.32%, 1/07/11 (c)	31,000	31,000,000
California HFA, RB, VRDN, AMT (c):
Home Mortgage, Series B (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	30,450	30,450,000
Home Mortgage, Series E-1 (Freddie Mac LOC, Fannie Mae LOC), 0.33%, 1/07/11	18,795	18,795,000
Home Mortgage, Series F (Freddie Mac LOC, Fannie Mae LOC), 0.33%, 1/07/11	16,170	16,170,000
Home Mortgage, Series H (Fannie Mae LOC, Freddie Mac LOC), 0.33%, 1/07/11	53,500	53,500,000
Home Mortgage, Series M (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	41,600	41,600,000
Home Mortgage, Series U (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	3,300	3,300,000

Municipal Bonds (continued)	Par (000)	Value

California HFA, RB, VRDN, AMT (c) (concluded):
M/F Housing III, Series E (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	$21,300	$21,300,000
Series A (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	12,380	12,380,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT, 0.33%, 1/07/11 (c)	11,095	11,095,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.30%, 1/07/11 (c)	26,290	26,290,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.26%, 1/03/11 (c)	106,700	106,700,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae) (c):
Knolls at Green Valley, Series FF, 0.33%, 1/07/11	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.32%, 1/07/11	10,100	10,100,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish (Bank of America NA LOC), 0.34%, 1/03/11 (c)	16,530	16,530,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank LOC), 0.28%, 1/03/11 (c)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank SBPA), 0.28%, 1/03/11 (c)	16,350	16,350,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1 (Harris NA LOC), 0.28%, 1/03/11 (c)	10,700	10,700,000
City of Houston Texas, Refunding RB, VRDN (c):
First Lien, Series B-5 (Lloyds Bank LOC), 0.35%, 1/07/11	52,140	52,140,000
First Lien, Series B-6 (ScotiaBank LOC), 0.30%, 1/07/11	18,400	18,400,000
First Series D-1 (AGM Insurance, Dexia Credit Local SBPA), 0.33%, 1/07/11	38,000	38,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A (JPMorgan Chase Bank SBPA), 0.33%, 1/07/11 (c)	40,000	40,000,000
City of New York New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.30%, 1/07/11 (c)	12,090	12,090,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Wells Fargo Bank NA LOC), 0.31%, 1/07/11 (c)	40,000	40,000,000
City of Philadelphia Pennsylvania, Refunding RB, 8th Series E (JPMorgan Chase Bank LOC), 0.31%, 1/07/11 (c)	16,000	16,000,000

2	MASTER MONEY LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase & Co. LOC), 0.28%, 1/03/11 (c)	$30,000	$30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (c):
Yale-New Haven Hospital, Series K2 (JPMorgan Chase Bank LOC), 0.30%, 1/07/11	17,620	17,620,000
Yale-New Haven Hospital, Series L1 (Bank of America NA LOC), 0.32%, 1/07/11	13,130	13,130,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Trust Co. SBPA), 0.30%, 1/07/11 (c)	9,320	9,320,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.36%, 1/07/11 (c)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.30%, 1/07/11 (c)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.28%, 1/03/11 (c)	12,270	12,270,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.24%, 1/03/11 (c)	10,000	10,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A (Bank of America NA LOC), 0.42%, 1/07/11 (c)	18,040	18,040,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank LOC), 0.28%, 1/03/11 (c)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN, (JPMorgan Chase Bank LOC) (c):
Children’s Memorial Hospital, Series D, 0.32%, 1/07/11	30,200	30,200,000
Elmhurst Memorial Healthcare, Series B, 0.28%, 1/03/11	19,650	19,650,000
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.32%, 1/07/11	27,800	27,800,000
Indiana Finance Authority, Refunding RB, VRDN (c):
Duke Energy Indiana Inc. Project, Series A-4 (Bank of America NA LOC), 0.30%, 1/03/11	25,000	25,000,000
Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.30%, 1/07/11	20,900	20,900,000

Municipal Bonds (continued)	Par (000)	Value

Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac), 0.39%, 1/07/11 (c)	$34,300	$34,300,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System (Dexia Credit Local SBPA), 0.35%, 1/07/11 (c)	10,000	10,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, 0.30%, 3/03/11	34,500	34,500,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (AGM Insurance, Dexia Credit Local SBPA), 0.33%, 1/07/11 (c)	64,200	64,200,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (JPMorgan Chase Bank SBPA), 0.30%, 1/07/11 (c)	19,615	19,615,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank LOC), 0.31%, 1/07/11 (c)	14,300	14,300,000
New Jersey EDA, Refunding RB, VRDN, School Facilities Construction, Series V-4 (Bank of America NA LOC), 0.33%, 1/07/11 (c)	25,000	25,000,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, Series 3, AMT (Dexia Credit Local LOC), 0.42%, 1/07/11 (c)	49,650	49,650,000
New York City Housing Development Corp., RB, VRDN (c):
90 West Street, Series A (Fannie Mae), 0.30%, 1/07/11	40,830	40,830,000
155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.30%, 1/07/11	10,000	10,000,000
West 61st Street Apartments, Series A, AMT (Fannie Mae), 0.30%, 1/07/11	12,000	12,000,000
West 89th Street Development, Series A, AMT (Fannie Mae LOC), 0.30%, 1/07/11	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.30%, 1/07/11 (c)	18,850	18,850,000
New York State HFA, HRB, VRDN, Series A, AMT (Fannie Mae Liquidity Facility), 0.30%, 1/07/11 (c)	28,100	28,100,000
New York State HFA, RB, VRDN, Series A (c):
10 Barclay Street, (Fannie Mae), 0.30%, 1/07/11	71,245	71,245,000
125 West 31st Street Housing, AMT (Fannie Mae Liquidity Facility), 0.30%, 1/07/11	30,000	30,000,000
316 11th Avenue Housing, (Fannie Mae Liquidity Facility), 0.30%, 1/07/11	35,000	35,000,000
360 West 43, AMT (Fannie Mae), 0.30%, 1/07/11	22,000	22,000,000

MASTER MONEY LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

New York State HFA, RB, VRDN,
Series A (c) (concluded):
750 6th Ave, AMT (Fannie Mae), 0.30%, 1/07/11	$34,500	$34,500,000
Biltmore Tower Housing, AMT (Fannie Mae), 0.30%, 1/07/11	65,000	65,000,000
East 39th Street Housing, (Fannie Mae Liquidity Facility), 0.30%, 1/07/11	5,300	5,300,000
Victory Housing, Series 2001, AMT (Freddie Mac), 0.30%, 1/07/11	26,300	26,300,000
Worth Street, Series A 12/18/03 (Fannie Mae), 0.30%, 1/07/11	23,100	23,100,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B (JPMorgan Chase Bank LOC), 0.30%, 1/07/11 (c)	36,800	36,800,000
Pennsylvania HFA, RB, VRDN, AMT (c):
S/F Mortgage, Series 87C (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	11,500	11,500,000
Series 95-C (Dexia Credit Local SBPA), 0.33%, 1/07/11	31,180	31,180,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.31%, 1/07/11 (c)	6,285	6,285,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB (Wachovia Bank NA SBPA), Children’s Hospital of Philadelphia:
Series A, VRDN, 0.28%, 1/03/11 (c)	11,175	11,175,000
Series B, 0.28%, 1/03/11 (b)	24,500	24,500,000
State of California, GO, VRDN (c):
FLOATS, Series C-1 (Bank of America NA LOC), 0.30%, 1/07/11	59,200	59,200,000
Kindergarten, Series A2 (State Street Bank & Trust Co. LOC, California State Teachers’ Retirement System LOC), 0.26%, 1/03/11	26,775	26,775,000
Kindergarten, Series B1 (Citibank NA LOC), 0.28%, 1/03/11	10,150	10,150,000
Series C-11 (BNP Paribas SA LOC), 0.30%, 1/07/11	37,680	37,680,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B (Dexia Credit Local SBPA), 0.33%, 1/07/11 (c)	103,765	103,765,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F (ABN Amro Bank NV SBPA), 0.31%, 1/07/11 (c)	44,130	44,130,000
Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B (Wells Fargo Bank NA LOC), 0.30%, 1/07/11 (c)	12,575	12,575,000

Municipal Bonds (concluded)	Par (000)	Value

Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.33%, 1/07/11 (c)	$14,000	$14,000,000

Total Municipal Bonds - 18.4%		2,140,735,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	130,000	129,959,240
0.29%, 12/20/12	59,500	59,476,242
Federal Home Loan Bank Discount Notes, 0.21%, 6/15/11 (d)	176,000	175,829,574
Federal Home Loan Bank Variable Rate Notes (b):
0.18%, 9/15/11	200,000	199,914,363
0.23%, 10/06/11	250,000	249,922,333
Freddie Mac Discount Notes, 0.20%, 4/25/11 (d)	100,000	99,936,111
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	475,170	475,160,751
0.17%, 5/05/11	290,000	289,970,024
0.21%, 12/29/11	130,000	129,934,709
0.24%, 4/03/12	120,000	119,938,770

Total U.S. Government Sponsored Agency Obligations - 16.5%		1,930,042,117

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.20%, 1/27/11	200,000	199,970,375
0.18%, 2/17/11	176,000	175,957,760
0.19%, 5/26/11	55,000	54,957,620
0.21%, 6/02/11	100,000	99,912,450
U.S. Treasury Notes:
0.88%, 1/31/11	110,000	110,058,093
0.88%, 3/31/11	385,000	385,627,260
1.13%, 6/30/11	110,000	110,500,403

Total U.S. Treasury Obligations - 9.8%		1,136,983,961

Total Investments (Cost - $11,592,126,704*) – 99.4%		11,592,126,704
Other Assets Less Liabilities – 0.6%		71,638,825

Net Assets – 100.0%		$11,663,765,529

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

4	MASTER MONEY LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Money LLC

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total investments[1]	—	$11,592,126,704	—	$11,592,126,704

Total	—	$11,592,126,704	—	$11,592,126,704

[1]	See the above Schedule of Investments for values in each security type.

MASTER MONEY LLC	DECEMBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 25, 2011